Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Accounts Payable
As of December 31, this item includes:

	Total		Current		Non-current
	2018	2019	2018	2019	2018	2019
Advances received from customers (a)	496,547	307,839	301,868	270,714	194,679	37,125
Consorcio Ductos del Sur - payable (b)	234,978	148,076	—	—	234,978	148,076
Salaries and other payable	97,774	87,869	97,774	87,869	—	—
Put option liability on Morelco acquisition (Note 32-b)	103,649	106,444	—	71,341	103,649	35,103
Third-party loans	11,560	11,619	11,560	9,545	—	2,074
Other taxes payable	132,775	104,444	111,444	84,235	21,331	20,209
Acquisition of non-controlling interest (Note 35 - a )	22,963	22,697	22,963	22,697	—	—
Guarantee deposits	15,137	13,201	15,137	13,201	—	—
Consorcio Rio Mantaro - payables	35,531	35,625	35,531	35,625	—	—
Other accounts payables	55,865	70,592	36,392	40,078	19,473	30,514

	1,206,779	908,406	632,669	635,305	574,110	273,101

(a)	Advances received from customers relate mainly to construction projects, and are discounted from invoicing, in accordance with the terms of the contracts.

(b)
The other accounts payable of Consorcio Constructor Ductos del Sur correspond to payment obligations to suppliers and the main subcontractors for S/235 million, assumed by the subsidiary GyM S.A; as a result of the termination of GSP operations.

Disclosure of detailed information about advances explanatory

	Total		Current		Non-current
	2018	2019	2018	2019	2018	2019
Advances Customers Consortiums	154,660	115,250	146,764	113,093	7,896	2,157
Autoridad Autonoma del Sistema Electrico de Transporte	164,218	—	9,781	—	154,437	—
Customer advances for real estate projects	67,519	66,258	67,519	66,258	—	—
Concentradora Norte - Quellaveco	—	64,118	—	44,932	—	19,186
Special National Transportation Infrastructure Project	69,943	42,030	38,959	26,534	30,984	15,496
Talara Refinery	10,835	—	10,835	—	—	—
Others	29,372	20,183	28,010	19,897	1,362	286

	496,547	307,839	301,868	270,714	194,679	37,125